JANUARY 31, 2001

Logo [Graphic Omitted]


                             Logo [Graphic Omitted]
                                 THE OVB FUNDS
                          PORTFOLIOS OF THE ARBOR FUND

                                   2001 ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS

Logo [Graphic Omitted]
[TRADE MARK] THE OVB FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Investment Adviser's Review.......................  1
Management's Discussion & Analysis................  4
Financial Statements..............................  9
Report of Independent Accountants..................38
Notice to Shareholders ............................39





THE OVB FUNDS:
O NOT FDIC INSURED
O NO BANK GUARANTEE
O MAY LOSE VALUE

INVESTMENT ADVISER'S REVIEW                               Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN AND THE INVESTMENT ADVISER

Dear Shareholders:

   We are pleased to send you this annual report for the 12 months ended January 31, 2001, a time of extraordinary volatility, and sizable opportunity, in the financial markets. It was a year when many investors were reminded, rather abruptly, that stocks indeed are subject to the laws of gravity, and that sensible asset allocation often can lessen the sting of unpredictable market fluctuations.
   For the first 10 weeks of 2000, a narrow group of technology stocks continued to soar, as they had done for several years -- despite what we felt were excessive valuation levels. However, after the NASDAQ Composite Index -- home to many technology issues -- peaked on March 10, a dramatic, almost ferocious rotation began to take hold. Investors fled from technology stocks and the prices of these former high-flyers plummeted, by 50 percent or more in many cases.
   Because technology had grown to become the largest sector in the S&P 500 Composite Index, tech's collapse dragged that broader average down. In fact, the S&P 500 Composite Index declined by a little more than nine percent in 2000, its worst performance since 1974. Even more unsettling, NASDAQ plunged 39 percent for the year, 51 percent from its zenith in March.
   To look at the major market indices, one might think that all stocks headed south in 2000. This was not the case. Investors didn't stop buying stocks; they simply began to look for opportunities that promised something more than hope and speculation. Value issues, which we broadly define as the REASONABLY PRICED stocks of companies with robust earnings and strong cash flow, returned to favor. These companies had been shunned during the breathtaking run-up in technology shares, and they rebounded smartly when tech fell from grace.
   In the fixed income arena, investors also found refuge and deliverance from the wild volatility in high-octane growth stocks. Nearly every bond sector produced gains that were historically significant, especially in light of the fact that inflation remained under control. Handsome returns and moderate inflation is a combination that fixed income investors adore.
   But making money in stocks and bonds depends not on what transpired in the past, but on making prudent decisions about investing for the future. With the economy slowing down, and the financial markets still unsettled, what is our outlook for the next six to 12 months?


THE ECONOMY: WILL THE LANDING BE SOFT OR HARD?

   The signs of economic weakness are obvious and everywhere, from slower growth in the Gross Domestic Product to frequent stories in the national press about corporate layoffs. Yet, we don't believe conditions warrant alarm. In our opinion,

--------------------------------------------------------------------------------
   The economy simply is being impacted by normal, cyclical pressures -- with additional influence coming from the Federal Reserve's interest-rate policy, higher energy prices and the weaker dollar. We anticipate that economic growth will continue to be moderate through the first half of 2001, followed by a recovery in the second half of the year.
   We also believe that the Fed, which already has cut short-term interest rates twice in the last 60 days, will continue to ease over the next six to nine months. Nor will inflation be a problem; we see no signs of the type of heated economy that could derail a recovery. Our only serious concern is that corporate profits might not "land" as softly as the economy as a whole.

STOCKS: WE ARE BULLISH

   Although a small number of mostly large technology companies fueled advances in the major averages for several years, the average stock was actually caught in the grip of a bear market that lasted until the middle of last year. That is why we find a fairly encouraging number of fairly valued, or even undervalued, stocks available in the market. We believe the average stock is reasonably priced, although, as we alluded to earlier, corporate earnings are under pressure from a slowing economy, higher energy prices, and challenging comparisons against last year's earnings growth.
   Nevertheless, strong productivity gains may make it possible for selected stocks to provide decent, even outsized, returns to prudent investors. The Fed's decision to ease credit also could support higher stock prices. Our strategy continues to lead us to focus on the stocks of financially strong, reasonably priced companies -- many of which trade at valuation levels that normally indicate expectations of a recession. At the same time, we will avoid the shares of richly valued companies, where investor expectations appear too great.
   Our models are indicating significant opportunities in the stock market. Therefore, we are maintaining our bullish outlook on stocks, especially for long-term investors.

BONDS: LOWER RATES ARE ALWAYS GOOD NEWS

   We think fixed income securities also can produce decent returns in 2001, as they did last year. The Fed has now assumed an easing credit bias, in an attempt to counter weakness in the domestic demand for goods and services. The Fed already has lowered rates a full 100 basis points (1.00%) this year, and we wouldn't be surprised to see at least one more rate cut in the near future. As bond investors know, lower interest rates produce higher bond prices, which can add

                                                          Logo [Graphic Omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------


capital gains to the relatively high income bonds offer.
   The technical outlook for bonds also is positive. The U.S. Treasury yield curve has staged a dramatic rally recently, with yields on two-year paper falling sharply. This significant drop in short-term rates has returned the yield curve to its normal upward sloping shape, which suggests that the economy might not suffer a severe recession.
   With the Fed now fully committed to combating recessionary pressures, while still maintaining a vigilant watch over inflation, the environment for fixed-income securities looks moderately positive. Going forward, we think the best relative performance will come from non-Treasury securities. We will emphasize agency and municipal debt, and we still see good value for long-term investors in certain high-quality corporate issues.
   Going forward, we will continue to diversify our portfolios to spread, and possibly reduce, risk. We will watch for opportunities to further increase our allocation to stocks, while actively reducing oversized positions in large growth names. We see compelling investment themes emerging among value stocks and second-tier blue chips, while small-company and international equities continue to merit a generous allocation.
   As always, we thank you for your support and look forward to helping you achieve your investment goals.


Sincerely,

/s/signature omitted

David C. McMahon
Executive Vice President and Chief Investment Officer
Branch Banking & Trust Co.


   This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The OVB Funds are distributed by SEI Investments Distribution Co.
   The OVB Funds are NOT FDIC insured and are not deposits or obligations or guaranteed or endorsed by Branch Banking & Trust Co. or its affiliates. Investment products involve investment risk, including the possible loss of principal.

MANAGEMENT'S DISCUSSION & ANALYSIS
--------------------------------------------------------------------------------
THE OVB FUNDS WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
-------------------------------------------------------

WE HAD A VERY GOOD YEAR
The OVB West Virginia Tax-Exempt Income Portfolio (the "Fund") produced outstanding performance, both on an absolute basis and relative to our benchmark. West Virginia shareholders in higher tax brackets also benefited from income that was generally free from federal and state taxes.
   The period as a whole was accommodating to nearly every fixed-income sector, including the West Virginia municipal bond market. Market forces were especially kind to bonds on the longer end of the yield curve. We profited from holding a moderately long portfolio; the Fund's duration -- a measure of interest-rate sensitivity -- was a moderately long 8.0-8.5 during a good part of the year.
   As of January 31, 2001, approximately 97% of the Fund's assets was invested in securities issued in West Virginia (roughly two-thirds in revenue bonds and one-third in general obligation bonds), with 3% invested in money market securities. The portfolio's effective duration was 6.89, and its credit quality was AAA.

THE CLIMATE REMAINS CONSTRUCTIVE FOR BONDS
The year just past was an especially good one for fixed-income securities. Although we don't necessarily expect 2001 to be as productive, conditions are still reasonably positive for bonds. Lower interest rates would boost bond prices further, and we look for more easing by the Federal Reserve -- perhaps a cumulative drop of 50-75 basis points (0.50-0.75%), on top of January's 100-basis-point (1.00%) decrease. We also expect to see the economy recover late in the fourth quarter, resulting in a more positively shaped yield curve.


    Comparison of Change in the Value of a $10,000 Investment in the OVB West Virginia Tax-Exempt Income Portfolio, Class A and Class B, versus the Lehman
     Brothers Municipal Bond Index, the Lipper General Municipal Debt Funds Objective, and the Lipper Intermediate Municipal Debt Funds Objective Objective

[Graph Omitted]
[Plot points follow]

            OVB            OVB       LEHMAN        LIPPER        LIPPER
            WEST          WEST      BROTHERS       GENERAL    INTERMEDIATE
       VIRGINIA TAX-    VIRGINIA    MUNICIPAL      MUNICIPAL    MUNICIPAL
       EXEMPT INCOME, TAX-EXEMPT, INCOME BOND    DEBT FUNDS    DEBT FUNDS
          CLASS A       CLASS B      INDEX        OBJECTIVE    OBJECTIVE

12/31/93   10,000       10,000       10,000        10,000        10,000
Jan-94     10,094       10,092       10,114        10,110        10,105
Jan-95      9,753        9,727        9,754         9,627         9,856
Jan-96     11,085       11,016       11,223        10,977        11,026
Jan-97     11,456       11,368       11,655        11,286        11,388
Jan-98     12,550       12,423       12,834        12,438        12,304
Jan-99     13,237       13,058       13,688        13,125        13,015
Jan-00     12,570       12,354       13,190        12,289        12,594
Jan-01     14,276       14,012       14,943        13,822        13,887

          ONE YEAR     ANNUALIZED     ANNUALIZED      ANNUALIZED
           RETURN    3 YEAR RETURN  5 YEAR RETURN  INCEPTION TO DATE
---------------------------------------------------------------------
Class A     13.57%        4.39%         5.19%           5.30%
---------------------------------------------------------------------
Class B     13.42%        4.09%         4.93%           4.93%
---------------------------------------------------------------------
FOR THE PERIOD ENDED 1/31/01. PAST PERFORMANCE OF THE PORTFOLIOS IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
CLASS A SHARES WERE OFFERED BEGINNING 12/1/93.
CLASS B SHARES WERE OFFERED BEGINNING 12/17/93.

                                                         Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------
THE OVB FUNDS GOVERNMENT SECURITIES PORTFOLIO
---------------------------------------------

LONG DURATION, HIGH QUALITY LED TO STRONG PERFORMANCE
The 12-month period was particularly productive for our shareholders, as the OVB Government Securities Portfolio (the "Fund") successfully leveraged a positive interest-rate environment into strong gains.
   Our strategy throughout the year was to have a longer-than-average duration -- duration measures a portfolio's sensitivity to interest rates -- supported by high credit quality. As market forces drove long-term interest rates lower, long-maturity government bonds performed especially well. With most of our assets invested in Treasury, agency and mortgage-backed securities -- precisely the type of bonds favored by investors during the period -- the Fund prospered.
   As of January 31, 2001, approximately 29.0% of the Fund's assets were invested in Treasury securities, 23.6% in agency paper, 22.8% in mortgage-backed securities, 17.3% in corporate obligations, 6.3% in asset-backed securities and 1.0% in cash. The portfolio's effective duration was 5.3, and its credit quality was AAA.

WE ARE CHANGING OUR STRATEGY TO FIT NEW CONDITIONS
Recent economic data makes it clear that the manufacturing is slowing and consumers are spending less; the momentum toward economic weakness is accelerating. The Federal Reserve, which cut interest rates twice in January, appears to be in a race to restore consumer confidence and combat the increased likelihood of a recession.

        Comparison of Change in the Value of a $10,000 Investment in the
        OVB Government Securities Portfolio, Class A and Class B, versus the Lehman Brothers Government/Credit Index, and the
            Lipper Intermediate Investment-Grade Debt Funds Objective

 [Graph Omitted]
[Plot points follow]
            OVB            OVB                           LIPPER
         GOVERNMENT     GOVERNMENT   LEHMAN BROTHERS  INTERMEDIATE
         SECURITIES     SECURITIES     GOVERNMENT/    INVESTMENT-GRADE
         PORTFOLIO,      PORTFOLIO,      CREDIT        DEBT FUNDS
          CLASS A        CLASS B         INDEX          OBJECTIVE

12/31/93   10,000        10,000         10,000           10,000
Jan-94     10,100        10,098         10,150           10,131
Jan-95      9,648         9,631          9,834            9,806
Jan-96     11,398        11,338         11,577           11,371
Jan-97     11,606        11,530         11,854           11,690
Jan-98     12,818        12,701         13,178           12,839
Jan-99     13,765        13,606         14,326           13,733
Jan-00     13,337        13,136         13,914           13,436
Jan-01     15,099        14,849         15,828           15,049


          ONE YEAR     ANNUALIZED     ANNUALIZED       ANNUALIZED
           RETURN    3 YEAR RETURN  5 YEAR RETURN   INCEPTION TO DATE
----------------------------------------------------------------------
Class A     13.21%        5.61%         5.79%            5.97%
----------------------------------------------------------------------
Class B     13.04%        5.35%         5.54%            5.74%
----------------------------------------------------------------------
FOR THE PERIOD ENDED 1/31/01. PAST PERFORMANCE OF THE PORTFOLIOS IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
CLASS A SHARES WERE OFFERED BEGINNING 12/1/93.
CLASS B SHARES WERE OFFERED BEGINNING 12/30/93.

We believe that in 2001, the successful strategies of last year (long duration and high credit quality) will give way to an environment in which investors will be
                                                                  (CONTINUED)

--------------------------------------------------------------------------------
rewarded by emphasizing yield over interest-rate sensitivity. Therefore, we are reducing our long-duration positions in Treasuries, in favor of securities that offer a yield advantage over Treasuries.



THE OVB FUNDS CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------

IT WAS A VERY DIFFICULT YEAR FOR GROWTH STOCKS
As our long-term shareholders know, we are a pure growth fund. Unfortunately, our emphasis on growth stocks, which has served us so well in the past, worked to our disadvantage during the past 12 months. In general, the growth sector fell out of favor with investors, who shied away from companies with high price-to-earnings ratios and low earnings visibility. Technology issues were hit particularly hard by the market's rotation out of growth. And because we had significantly above-average weighting in technology earlier in the year, our returns for the period were compromised.
   In response to sharply declining values in tech stocks, we shifted some assets into health care and financial names that met our growth criteria. We also ended the period with a higher-than-normal cash position, roughly 19% of the portfolio. We want to put our money to work in the technology sector, but for now, we haven't found many tech companies' valuations and their earnings outlook to our liking.
   As of January 31, 2001, the Fund's top five holdings were S&P 400 Mid-Cap Depository Receipt (4.7% of net assets), Applied Biosystems Group (4.1%), General Electric (3.9%), Tyco International (3.9%) and CVS (3.3%).

        Comparison of Change in the Value of a $10,000 Investment in the
            OVB Capital Appreciation Portfolio, Class A and Class B,
                       versus the S&P 500 Composite Index

 [Graph Omitted]
[Plot points follow]

             OVB             OVB
            CAPITAL        CAPITAL
         APPRECIATION   APPRECIATION    S&P 500
          PORTFOLIO,      PORTFOLIO,   COMPOSITE
           CLASS A         CLASS B       INDEX

12/31/93    10,000         10,000       10,000
Jan-94      10,203         10,204       10,340
Jan-95       9,301          9,274       10,395
Jan-96      13,143         13,066       14,409
Jan-97      16,043         15,915       18,203
Jan-98      18,789         18,583       23,100
Jan-99      26,816         26,451       30,610
Jan-00      34,542         33,981       33,778
Jan-01      30,877         30,298       33,474

          ONE YEAR    ANNUALIZED     ANNUALIZED     ANNUALIZED
           RETURN   3 YEAR RETURN  5 YEAR RETURN  INCEPTION TO DATE
---------------------------------------------------------------------
Class A    -10.61%      18.01%        18.63%          17.54%
---------------------------------------------------------------------
Class B    -10.84%      17.70%        18.32%          16.91%
---------------------------------------------------------------------
FOR THE PERIOD ENDED 1/31/01. PAST PERFORMANCE OF THE PORTFOLIOS IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
CLASS A SHARES WERE OFFERED BEGINNING 12/1/93.
CLASS B SHARES WERE OFFERED BEGINNING 12/31/93.

                                                                    (CONTINUED)

                                                         Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------

THE FEDERAL RESERVE COULD GIVE THIS MARKET A SHOT IN THE ARM
Going forward, we are encouraged by the Fed's decision to ease credit and cut interest rates, in order to revive the slowing economy. History shows that when the Fed starts lowering rates, stocks generally respond by moving higher in the year following such rate cuts. We anticipate that technology stocks, which hold the potential for strong growth, will do well down the road. However, we wouldn't be surprised if the tech sector experiences additional weakness prior to its anticipated recovery later this year.


THE OVB FUNDS EQUITY INCOME PORTFOLIO
-------------------------------------

THE FUND DID ITS JOB IN A TOUGH YEAR FOR STOCKS
With the S&P 500 Composite Index declining modestly, and the technology-laden NASDAQ sinking throughout the period, the OVB Equity Income Portfolio (the "Fund") provided shareholders with a solid total return and a strong, tax-efficient dividend distribution.
   Our performance was sustained as much by which sectors we avoided as much as by which sectors we favored. The Fund's investment strategy, driven by an emphasis on buying value and avoiding stocks with unreasonably high valuations, kept us mostly out of the slumping technology sector for much of the year. At the same time, we were attracted to the pharmaceutical, media, financial, energy and utility sectors, all of which performed well and added to the Fund's positive performance.

        Comparison of Change in the Value of a $10,000 Investment in the
            OVB Equity Income Portfolio, Class A and Class B, versus
                     the S&P 500/BARRA Value Index, and the
                       Lipper Equity Income Classification

[Graph Omitted]
[Plot points follow]

             OVB           OVB        S&P 500/
        EQUITY INCOME  EQUITY INCOME   BARRA        LIPPER
         PORTFOLIO,     PORTFOLIO,     VALUE     EQUITY INCOME
           CLASS A       CLASS B       INDEX     CLASSIFICATION

8/31/96     10,000       10,000       10,000        10,000
Jan-97      11,330       11,319       11,941        11,533
Jan-98      13,419       13,364       14,654        14,211
Jan-99      15,391       15,293       17,358        15,662
Jan-00      16,710       16,562       18,568        15,698
Jan-01      18,218       18,013       21,204        17,569

           ONE YEAR   ANNUALIZED      ANNUALIZED
            RETURN  3 YEAR RETURN  INCEPTION TO DATE
------------------------------------------------------
Class A      9.03%      10.73%          14.40%
------------------------------------------------------
Class B      8.76%      10.76%          14.13%
------------------------------------------------------
FOR THE PERIOD ENDED 1/31/01. PAST PERFORMANCE OF THE PORTFOLIOS IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
CLASS A AND B SHARES WERE OFFERED BEGINNING 8/31/96.

   As of January 31, 2001, the Fund's top five holdings were Cox Communications, Cl A (2.8% of net assets), Kerr-McGee (2.8%), General Dynamics (2.7%), McGraw-Hill (2.7%) and Jefferson-Pilot (2.7%).

                                                                     (CONTINUED)

MANAGEMENT'S DISCUSSION & ANALYSIS (CONCLUDED)
--------------------------------------------------------------------------------

MORE VOLATILITY NOW SHOULD LEAD TO OPPORTUNITIES DOWN THE ROAD
We expect the market to be volatile in the near term, as weak economic activity translates into downward pressure on corporate earnings. However, we anticipate these same forces to lead the Federal Reserve to move interest rates still lower, and we expect positive market conditions to surface in late 2001.
   With this in mind, in January we began to build a small position in attractive, technology-related stocks. We bought into electronics distributors whose businesses are diversified outside the computer and Internet areas; these companies sell their products and services to the wireless and cable TV market, economic areas that we expect to do well over the next year.
   We also took steps to further diversify the portfolio, by raising the number of stocks we own from 50-60 to more than 80 at the end of the period.

STATEMENT OF NET ASSETS                                  Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
Pie Chart [Graphic Omitted]
[Plot points follow]

Repurchase Agreements               16.5%
Certificates of Deposits             9.2%
Corporate Obligations                5.9%
U.S. Government Agency Obligations   4.5%
Insurance Funding Agreement          1.8%
Commercial Paper                    62.1%

% of Total Portfolio Investments

-------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.5%
   FHLMC, MTN
     6.720%, 12/20/01              $ 1,800    $ 1,800
   FNMA, MTN
     6.520%, 03/16/01                2,000      2,000
-------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $3,800)                             3,800
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 62.2%
   Banks -- 1.2%
   Chase Manhattan
     6.470%, 02/28/01                1,000        995
-------------------------------------------------------------------------------
   TOTAL BANKS                                    995
-------------------------------------------------------------------------------
   Financial Services -- 15.4%
   Bear Stearns
     5.700%, 03/02/01                3,000      2,986
   Eureka Securitization
     5.900%, 02/23/01                  500        498
   General Electric
     6.460%, 03/20/01                2,500      2,479
   Halifax
     6.500%, 02/26/01                3,100      3,086
   Island Finance Puerto Rico
     6.410%, 03/13/01                2,000      1,986
-------------------------------------------------------------------------------
                                   FACE AMOUNT VALUE
DESCRIPTION                           (000)     (000)
-------------------------------------------------------------------------------
   Nationwide Building
     6.530%, 02/08/01              $ 2,000    $ 1,997
-------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                    13,032
-------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 7.7%
   Archer-Daniels Midland
     6.470%, 03/13/01                2,500      2,482
   Coca-Cola
     6.470%, 02/13/01                3,000      2,994
   Unilever Capital (A)
     6.708%, 09/07/01                1,000      1,000
-------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               6,476
-------------------------------------------------------------------------------
   Household Products -- 2.5%
   Hubbell
     6.430%, 02/16/01                2,140      2,134
-------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                     2,134
-------------------------------------------------------------------------------
   Leasing & Renting -- 2.4%
   International Lease Finance
     6.460%, 02/23/01                2,000      1,992
-------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                      1,992
-------------------------------------------------------------------------------
   Printing & Publishing -- 3.5%
   Gannett
     6.490%, 02/26/01                3,000      2,987
-------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                  2,987
-------------------------------------------------------------------------------
   Retail -- 2.4%
   McDonald's
     5.920%, 02/01/01                2,000      2,000
-------------------------------------------------------------------------------
   TOTAL RETAIL                                 2,000
-------------------------------------------------------------------------------
   Special Purpose Entity -- 24.7%
   Aesop Funding
     6.580%, 02/09/01                1,160      1,158
     5.700%, 03/02/01                2,000      1,991
   Centric Capital
     5.910%, 02/13/01                3,000      2,994
   Clipper Receivables
     5.790%, 02/01/01                2,000      2,000
   Edison Asset Securitization
     6.540%, 03/16/01                2,000      1,987
   Falcon Asset
     6.470%, 02/16/01                3,000      2,992
   Greyhawk Funding
     5.680%, 02/27/01                3,000      2,988
   Kitty Hawk (A)
     6.400%, 03/06/01                2,244      2,231




                                                                  (CONTINUED) 9

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  FACE AMOUNT   VALUE
DESCRIPTION                          (000)      (000)
--------------------------------------------------------------------------------
   Windmill Funding
     5.900%, 02/05/01              $ 2,500    $ 2,498
--------------------------------------------------------------------------------
   TOTAL SPECIAL PURPOSE ENTITY                20,839
--------------------------------------------------------------------------------
   Telephones & Telecommunications -- 2.4%
   British Telecommunications (A) (B)
     5.745%, 04/09/01                2,000      2,000
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS        2,000
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $52,455)       52,455
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 9.2%
   Banks -- 8.0%
   Bank of America
     6.650%, 03/05/01                2,300      2,300
   First Union
     6.740%, 02/15/01                1,000      1,000
   Firstar Bank of Milwaukee
     5.440%, 05/01/01                2,500      2,500
   Svenska Handelsbanken
     6.750%, 03/16/01                1,000      1,000
--------------------------------------------------------------------------------
   TOTAL BANKS                                  6,800
--------------------------------------------------------------------------------
   Financial Services -- 1.2%
   Credit Agricole
     7.090%, 06/22/01                1,000      1,000
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     1,000
--------------------------------------------------------------------------------
   TOTAL CERTIFICATES OF DEPOSIT
    (COST $7,800)                               7,800
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS -- 5.9%
   Communication Services -- 2.3%
   SBC Communications (A) (B)
     6.709%, 02/15/01                2,000      2,000
--------------------------------------------------------------------------------
   TOTAL COMMUNICATION SERVICES                 2,000
--------------------------------------------------------------------------------
   Computers & Services -- 1.8%
   IBM, MTN
     5.945%, 05/14/01                1,500      1,497
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                   1,497
--------------------------------------------------------------------------------
   Financial Services -- 1.8%
   SMM Trust (A) (B)
     5.901%, 02/14/01                1,500      1,500
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     1,500
--------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS
     (COST $4,997)                              4,997
-------------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENT -- 1.8%
   Monumental Life Insurance (B)
     6.860%, 02/01/01                1,500      1,500
--------------------------------------------------------------------------------
   TOTAL INSURANCE FUNDING AGREEMENT
    (COST $1,500)                               1,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 FACE AMOUNT    VALUE
DESCRIPTION                          (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 16.5%
   Lehman Brothers
     5.730%, dated 01/31/01,
     matures 02/01/01 repurchase
     price $2,200,350
     (collateralized by GNMA
     obligation: total market
     value $2,246,714)             $ 2,200    $ 2,200
   UBS Warburg Dillon
     5.740%, dated 01/31/01,
     matures 02/01/01 repurchase
     price $11,701,867
    (collateralized by FHLB
     obligation: total market value
     $11,936,337)                   11,700     11,700
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
    (COST $13,900)                             13,900
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.1%
   (COST $84,452)                              84,452
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1)%
   OTHER ASSETS AND LIABILITIES, NET              (79)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
  authorization -- no par value) based on
  82,934,707 outstanding shares of
  beneficial interest                          82,935
Portfolio Shares of Class B (unlimited
  authorization -- no par value) based on
  1,436,965 outstanding shares of
  beneficial interest                           1,436
Undistributed net investment income                 4
Accumulated net realized loss on investments       (2)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $84,373
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS A                    $1.00
NET ASSET VALUE, OFFERING  AND REDEMPTION
  PRICE PER SHARE -- CLASS B                    $1.00
--------------------------------------------------------------------------------
(A) Private Placement Security.
(B) Floating Rate Instrument. Rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2001. The date shown is the next scheduled reset date.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note

The accompanying notes are an integral part of the financial statements.

                                                          Logo [Graphic Omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
--------------------------------------------------------------------------------
Pie Chart [Graphic Omitted]
[Plot points follow]

Municipal Bonds                      96.5%
Cash Equivalent                       3.5%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                 FACE AMOUNT    VALUE
DESCRIPTION                         (000)        (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 95.6%
   West Virginia -- 95.6%
   Beckley, Industrial
     Development Authority,
     Beckley Water Project,
     RB, AMT
     7.000%, 10/01/17               $  500     $  524
   Berkeley County, Board
     of Education,
     GO, BIG, ETM
     7.375%, 04/01/03                  425        457
   Cabell County, Board
     of Education,
     GO, MBIA, ETM
     6.600%, 05/01/04                1,000      1,087
   Cabell, Putnam & Wayne
     Counties, Single-Family
     Mortgage, RB, FGIC, ETM
     7.375%, 04/01/10                  240        277
     7.375%, 04/01/11                  440        543
   Charles Town, Waterworks &
     Sewer System, RB, FSA
     5.250%, 10/01/18                  500        507
   Charleston, Building Commission,
     Capital Appreciation,
     Series C, RB (A)
    12.008%, 12/01/18                1,370        469
   Charleston, Building Commission,
     Improvement Project, RB
     6.500%, 12/01/19                  330        326

--------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                          (000)       (000)
--------------------------------------------------------------------------------
   Charleston, Building Community
     Parking Facility,
     Capital Appreciation,
     Series A, RB, LOC
     7.000%, 06/01/16               $  580     $  604
   Charleston, Building Community
     Parking Facility,
     Capital Appreciation,
     Subseries B, RB
     6.000%, 12/01/10                  290        306
   Charleston, Building Community
     Parking Facility,
     Capital Appreciation,
     Subseries C, RB (A)
    12.008%, 12/01/15                  385        169
     6.080%, 12/01/26                1,000        211
   Charleston, Civic Center,
     Improvement Project, RB
     6.249%, 12/01/15                  410        419
     5.100%, 09/01/23                  250        224
   Charleston, Urban Renewal
     Authority, RB, FSA
     5.250%, 12/15/18                1,000      1,017
   Clarksburg, Water Refunding &
     Improvements, RB
     6.250%, 09/01/19                  430        446
   Fairmont, Waterworks, Series
     1999, RB, AMBAC
     5.250%, 07/01/22                  800        802
   Fairmont, Waterworks, Series
     1999, RB, MBIA
     5.375%, 07/01/13                  680        709
   Harrison County, Board
     of Education,
     GO, FGIC, ETM
     6.400%, 05/01/07                  175        198
     6.200%, 05/01/04                  850        914
   Harrison County, Building
     Commission, Health Care
     -Maplewood Retirement,
     RB, AMBAC
     5.150%, 04/01/18                1,000        999
   Harrison County, Solid
     Waste Disposal,
     Monongahela Power Company,
     Series A, RB, MBIA, AMT
     6.875%, 04/15/22                2,150      2,249
   Harrison County, Solid
     Waste Disposal,
     Potomac Edison Project,
     Series B, RB, AMBAC, AMT
     6.250%, 05/01/23                  400        417
   Harrison County,
     Solid Waste Disposal,
     West Penn Power Project,
     RB, AMBAC
     6.300%, 05/01/23                  860        897
   Harrison County, Solid
     Waste Disposal,
     West Penn Power Project,
     RB, MBIA, AMT
     6.300%, 05/01/23                  200        209
                                                                  (CONTINUED) 11

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                           (000)      (000)
-------------------------------------------------------------------------------
   Harrison County, Special
     Obligation Bonds,
     Series A, ETM
     6.250%, 05/15/10               $  100     $  113
   Huntington County,
     Sewer System
     Refunding, RB, FSA
     5.375%, 11/01/23                1,000      1,005
   Kanawha County, Residential
     Mortgage,
     RB, FGIC, ETM
     7.375%, 09/01/11                  285        352
   Kanawha County, Single-
     Family Mortgage,
     RB, FGIC, ETM
     7.400%, 12/01/10                  185        223
     7.300%, 12/01/04                  680        741
   Logan County, Health Care
     Center Project,
     RB, ETM
     8.000%, 12/01/16                  690        881
   Marshall County,
     Pollution Control,
     Kammer Plant Project,
     Series B, RB, MBIA
     5.450%, 07/01/14                  900        927
   Marshall County,
     Pollution Control,
     Ohio Power Project,
     Series C, RB, MBIA
     6.850%, 06/01/22                1,000      1,050
   Mason County, Pollution
     Control, Ohio Power
     Project, Series B,
     RB, AMBAC
     5.450%, 12/01/16                  720        736
   Monongalia County,
     Board of Education,
     GO, MBIA
     7.000%, 04/01/03                1,000      1,069
   Monongalia County,
     Community Building,
     Series A, RB
     6.000%, 11/15/27                  300        260
   Monongalia County,
     Single-Family Mortgage,
     RB, ETM
     7.200%, 03/01/11                1,280      1,493
   Morgantown, Building
     Commission, Municipal
     Lease, RB, MBIA
     5.750%, 01/01/19                  250        256
   Ohio County, Board of
     Education, GO, MBIA
     5.125%, 06/01/18                  250        250
     5.000%, 06/01/13                  800        818
   Ohio County, Board
     of Education, GO,
     MBIA, ETM
     5.250%, 06/01/16                  570        595
     5.250%, 06/01/17                  430        447
   Parkersburg, Waterworks &
     Sewer System Project, RB, FSA
     5.800%, 09/01/19                2,660      2,786

-------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                           (000)      (000)
-------------------------------------------------------------------------------
   Pea Ridge, Public Service,
     District Sewer Project,
     RB, AMBAC
     7.000%, 05/01/20                $  10      $  11
   Pleasants County, Pollution
     Control, Monongahela
     Power Project,
     Series C, RB, AMBAC
     6.150%, 05/01/15                1,100      1,178
   Pleasants County,
     Pollution Control,
     Potomac Edison Project,
     Series C, RB, AMBAC
     6.150%, 05/01/15                  500        536
   Pleasants County,
     Pollution Control,
     West Penn Power, Series
     C, RB, AMBAC
     6.150%, 05/01/15                  500        536
   South Charleston, Herbert
     J. Thomas Memorial
     Hospital Project,
     Series A, RB, MBIA
     5.500%, 10/01/09                  520        529
   Webster County, Multi-
     Family Housing,
     Circlebrook Project,
     Series A, RB, FHA
     6.500%, 04/01/18                1,010      1,057
   West Virginia State
     College, RB, AMBAC
     6.000%, 04/01/06                  225        239
     6.000%, 04/01/07                  425        450
     6.000%, 04/01/12                  890        941
   West Virginia State
     University, Dormitory
     Project, Series B,
     RB, AMBAC
     5.000%, 05/01/22                  400        390
   West Virginia State
     University, Marshall Library
     Project, RB, AMBAC
     5.750%, 04/01/16                1,000      1,046
   West Virginia State
     University, RB, AMBAC
     6.000%, 04/01/07                  400        424
     6.000%, 04/01/12                  700        739
   West Virginia State
     University, University
     Project, Series A, RB, MBIA
     5.250%, 04/01/28                  500        500
   West Virginia State,
     Board of Directors,
     State College, Series A,
     RB, AMBAC
     5.125%, 04/01/27                  300        294
   West Virginia State,
     Building Commission,
     Series A, RB, AMBAC
     5.375%, 07/01/18                1,000      1,045
     5.375%, 07/01/21                1,000      1,029
   West Virginia State,
     Building Commission,
     Series A, RB, MBIA
     5.250%, 07/01/09                1,500      1,603

                                                          Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                           (000)      (000)
-------------------------------------------------------------------------------
   West Virginia State,
     Economic Development
     & Tourism Authority,
     RB, FGIC
     5.800%, 05/15/13               $  140     $  147
   West Virginia State,
     Economic Development
     & Tourism Authority,
     RB, FGIC (A)
     5.782%, 05/15/07                  500        383
   West Virginia State,
     Economic Development
     & Tourism Authority,
     RB, FGIC, ETM (A)
     4.706%, 07/01/03                  250        228
   West Virginia State,
     Economic Development
     Authority Commission,
     Stonewall Jackson
     State Park Project,
     Series A, RB
     8.000%, 04/01/25                  400        403
   West Virginia State,
     Economic Development
     Authority Commission,
     Stonewall Jackson
     State Park Project,
     Series B, RB
     7.700%, 04/01/26                1,000        984
   West Virginia State,
     Highway Improvements, GO,
     5.250%, 06/01/15                1,000      1,030
   West Virginia State,
     Highway Improvements,
     GO, FGIC
     5.000%, 06/01/17                1,500      1,481
     5.000%, 06/01/18                1,000        981
   West Virginia State,
     Hospital Finance Authority,
     Health and Human
     Resource Project, RB, FSA
     5.000%, 08/01/09                  800        830
   West Virginia State,
     Hospital Finance
     Authority, Linked Bears
     and Bulls, RB, MBIA
     6.100%, 01/01/18                1,300      1,344
   West Virginia State,
     Hospital Finance Authority,
     RB, AMBAC
     4.500%, 06/01/11                  600        597
   West Virginia State,
     Hospital Finance Authority,
     University Medical Center
     Project, RB, MBIA
     5.900%, 01/01/06                  680        704
   West Virginia State,
     Housing Development Fund,
     HUD Section 236, RB
     6.000%, 12/15/09                  600        603
   West Virginia State,
     Housing Development
     Fund, Series A, RB
     6.700%, 11/01/09                  285        297
   West Virginia State,
     Housing Development
     Fund, Series E, RB
     6.350%, 05/01/24                1,035      1,069
     6.250%, 11/01/12                1,000      1,045

--------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                          (000)       (000)
--------------------------------------------------------------------------------
West Virginia State,
  School Building Authority,
  Capital Improvements,
  Series B, RB, MBIA
  5.750%, 07/01/15                  $1,000    $ 1,014
   West Virginia State,
     School Building Authority,
     Series B, RB, FSA
     5.125%, 07/01/13                  100        103
   West Virginia State,
     Series A, GO, FGIC
     5.750%, 11/01/21                2,340      2,437
     5.250%, 11/01/26                3,820      3,801
     5.200%, 11/01/26                4,000      3,950
     5.000%, 11/01/21                1,500      1,446
   West Virginia State,
     Series D, GO, FGIC
     6.500%, 11/01/26                1,000      1,154
     5.250%, 11/01/23                  200        200
     5.000%, 11/01/21                2,500      2,409
   West Virginia State,
     Water Development Authority,
     Loan Program II,
     Series A, RB, AMBAC
     5.500%, 11/01/18                1,000      1,041
   West Virginia State,
     Water Development Authority,
     Loan Program II,
     Series A, RB, FSA
     7.000%, 11/01/11                  800        833
     5.375%, 11/01/25                  785        790
   West Virginia State,
     Water Development Authority,
     Loan Program II,
     Series A-II, RB, FSA
     5.500%, 11/01/23                  625        631
   West Virginia State,
     Water Development Authority,
     Loan Program II,
     Series B, RB, FSA
     5.375%, 11/01/25                  955        961
     5.250%, 11/01/35                1,660      1,625
   West Virginia State,
     Water Development Authority,
     Loan Program III,
     Series A, RB, AMBAC, AMT
     6.000%, 07/01/15                  500        546
   West Virginia State,
     Water Development Authority,
     Loan Program,
     Series A, RB, FSA
     7.000%, 11/01/25                  190        197
   West Virginia State,
     Water Development Authority,
     Loan Program,
     Series A-I, RB, FSA
     5.800%, 11/01/12                  425        483


                                                                  (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                  SHARES/FACE    VALUE
DESCRIPTION                       AMOUNT (000)   (000)
-------------------------------------------------------------------------------
   West Virginia State, Water
     Development Authority,
     Sewer System Loan Program,
     RB, ETM
     7.100%, 11/01/09               $1,105    $ 1,262
   Wheeling, Waterworks
     & Sewage System,
     Series B, RB, FGIC,
     Pre-refunded @ 100 (B)
     6.650%, 06/01/02                  900        936
     6.450%, 06/01/02                1,000      1,038
   Wyoming County, Board
     of Education, GO
     5.000%, 05/01/15                  350        356
-------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                         80,868
-------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
   (COST $78,061)                              80,868
-------------------------------------------------------------------------------
CASH EQUIVALENT -- 3.5%
   SEI Tax Exempt Trust, Tax
    Free Fund                    2,945,707      2,946
-------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $2,946)          2,946
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.1% (COST $81,007)   83,814
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.9%
   OTHER ASSETS AND LIABILITIES, NET              743
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                 VALUE
                                                 (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based on
 7,588,146 outstanding shares of
 beneficial interest                           $72,553
Portfolio Shares of Class B (unlimited
 authorization -- no par value) based on
 931,055 outstanding shares of beneficial
 interest 9,425
Distributions in excess of net
 investment income                               (339)
Accumulated net realized gain
 on investments                                   111
Net unrealized appreciation
 on investments                                 2,807
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $84,557
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS A                    $9.93
NET ASSET VALUE, OFFERING  AND REDEMPTION
  PRICE PER SHARE -- CLASS B                    $9.92
-------------------------------------------------------------------------------
(A) Zero Coupon Security. Rate shown is the effective yield at time of purchase.
(B) Pre-Refunded Security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax
BIG -- Bond Investors Guaranty Insurance Company
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Corporation
FHA -- Federal Housing Authority
FSA -- Financial Security Assurance
GO -- General Obligation
HUD -- Housing and Urban Development
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Association
RB -- Revenue Bond

The accompanying notes are an integral part of the financial statements.

                                                         Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Pie Chart [Graphic Omitted]
[Plot points follow]

U.S. Treasury Obligations             29.O%
U.S. Government Agency Obligations    23.6%
U.S. Government Mortgage-Backed
 Obligations                          22.8%
Corporate Obligations                 17.3%
Asset-Backed Securities                6.3%
Repurchase Agreement                   1.0%

% of Total Portfolio Investments

-------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                           (000)      (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 28.8%
   U.S. Treasury Bonds -- 17.2%
     7.500%, 11/15/16               $3,250    $ 3,903
     7.500%, 11/15/24                  500        621
     7.250%, 05/15/16                1,000      1,172
     6.125%, 11/15/27                1,500      1,602
-------------------------------------------------------------------------------
   TOTAL U.S. TREASURY BONDS                    7,298
-------------------------------------------------------------------------------
   U.S. Treasury Notes -- 11.6%
     6.625%, 05/15/07                3,100      3,359
     5.875%, 11/15/04                1,500      1,552
-------------------------------------------------------------------------------
   TOTAL U.S. TREASURY NOTES                    4,911
-------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
    (COST $11,708)                             12,209
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.4%
   FHLMC -- 14.1%
     6.875%, 01/15/05                2,000      2,103
     6.875%, 09/15/10                1,000      1,074
     6.250%, 10/15/02                2,750      2,805
-------------------------------------------------------------------------------
   TOTAL FHLMC                                  5,982
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                   FACE AMOUNT VALUE
DESCRIPTION                           (000)     (000)
-------------------------------------------------------------------------------
   FNMA -- 9.3%
     7.250%, 01/15/10               $2,650    $ 2,905
     6.000%, 12/15/05                1,000      1,025
-------------------------------------------------------------------------------
   TOTAL FNMA                                   3,930
-------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $9,661)                             9,912
-------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 22.7%
   FHLMC -- 3.9%
     7.500%, 11/01/09                  549        563
     6.500%, 11/01/12                1,049      1,057
-------------------------------------------------------------------------------
   TOTAL FHLMC                                  1,620
-------------------------------------------------------------------------------
   GNMA -- 18.8%
     7.000%, 07/15/29                4,116      4,179
     7.000%, 08/20/29                3,749      3,791
-------------------------------------------------------------------------------
   TOTAL GNMA                                   7,970
-------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS (COST $9,334)                 9,590
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.2%
   Financing Corporation
     8.600%, 09/26/19                  500        626
   Private Export Funding
     7.300%, 01/31/02                1,000      1,021
   PSE&G, Series 2001-1, Cl A2
     5.740%, 03/15/07                1,000        993
-------------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
   (COST $2,538)                                2,640
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 17.2%
   Banks -- 2.4%
   Bank of America
     7.125%, 09/15/06                1,000      1,032
-------------------------------------------------------------------------------
   TOTAL BANKS                                  1,032
-------------------------------------------------------------------------------
   Communications Equipment -- 2.4%
   Motorola
     6.750%, 02/01/06                1,000      1,002
-------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT               1,002
-------------------------------------------------------------------------------

                                                                 (CONTINUED)
                                                                             15

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
   Financial Services -- 9.8%
   AIG SunAmerica Global Finance IV (A)
     5.850%, 02/01/06               $1,000     $  999
   Citigroup
     7.250%, 10/01/10                1,000      1,051
   Ford Motor Credit
     7.500%, 03/15/05                1,000      1,036
   Morgan Stanley Dean Witter
     7.750%, 06/15/05                1,000      1,067
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     4,153
--------------------------------------------------------------------------------
   Supranational -- 2.6%
   Inter-American Development Bank
     7.375%, 01/15/10                1,000      1,105
--------------------------------------------------------------------------------
   TOTAL SUPRANATIONAL                          1,105
--------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS
    (COST $7,080)                               7,292
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
   Morgan Stanley Dean Witter
     5.750%, dated 01/31/01,
     matures 02/01/01 repurchase price
     $418,818 (collateralized by
     U.S. Treasury Note: total market
     value $433,275)                   419        419
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $419)         419
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.3%
    (COST $40,740)                             42,062
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.7%
   OTHER ASSETS AND LIABILITIES, NET              307
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based on
 4,138,385 outstanding shares of
 beneficial interest                          $39,833
Portfolio Shares of Class B (unlimited
 authorization -- no par value) based on
 150,387 outstanding shares of
 beneficial interest                            1,511
Accumulated net realized loss on investments     (297)
Net unrealized appreciation on investments      1,322
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $42,369
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS A                    $9.88
NET ASSET VALUE, OFFERING  AND REDEMPTION
  PRICE PER SHARE -- CLASS B                    $9.89
-------------------------------------------------------------------------------
(A) Private Placement Security
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

                                                          Logo [Graphic Omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

Pie Chart [Graphic Omitted]
[Plot points follow]

Common Stocks                       74.7%
Registered Investment Companies      5.9%
Repurchase Agreement                19.4%

% of Total Portfolio Investments


--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                        SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 83.3%
   Communications Equipment -- 9.9%
     Brocade Communications System* 32,000    $ 2,890
     CIENA*                         18,500      1,666
     Cisco Systems*                 39,000      1,460
     Corning                        25,000      1,418
     JDS Uniphase*                  36,600      2,006
     Newport                        17,500      1,428
     Nokia Oyj  ADR                 40,200      1,381
     Scientific-Atlanta             29,000      1,740
-------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT              13,989
-------------------------------------------------------------------------------
   Computers & Services -- 4.0%
     EMC-Mass                       25,500      1,938
     Sun Microsystems*              64,000      1,956
     SunGard Data Systems*          37,000      1,848
-------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                   5,742
-------------------------------------------------------------------------------
   Diversified Manufacturing -- 7.8%
     General Electric              120,000      5,520
     Tyco International             89,400      5,507
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING             11,027
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                         SHARES       (000)
-------------------------------------------------------------------------------
   Electrical Utilities -- 2.7%
     AES*                           40,800    $ 2,351
     NRG Energy*                    57,000      1,450
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                   3,801
-------------------------------------------------------------------------------
   Electronics Manufacturing -- 3.4%
     Flextronics International*     70,000      2,669
     Sanmina*                       45,000      2,188
-------------------------------------------------------------------------------
   TOTAL ELECTRONICS MANUFACTURING              4,857
-------------------------------------------------------------------------------
   Financial Services -- 6.7%
     American Express               36,900      1,738
     Bear Stearns                   51,500      3,178
     Citigroup                      40,000      2,239
     Lehman Brothers                28,000      2,304
-------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     9,459
-------------------------------------------------------------------------------
   Household Products -- 1.6%
     Colgate-Palmolive              37,000      2,223
-------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                     2,223
-------------------------------------------------------------------------------
   Insurance -- 6.4%
     AMBAC Financial Group          41,000      2,284
     American International Group   29,817      2,535
     Marsh & McLennan               39,400      4,261
-------------------------------------------------------------------------------
   TOTAL INSURANCE                              9,080
-------------------------------------------------------------------------------
   Multimedia -- 2.3%
     Univision Communications,
     Cl A*                          36,000      1,535
   Viacom, Cl B*                    31,000      1,711
-------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                             3,246
-------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 1.0%
     Mitchell Energy & Development,
      Cl A                          28,000      1,400
-------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS              1,400
-------------------------------------------------------------------------------
   Pharmaceuticals & Medical Devices -- 17.0%
     Amgen*                         53,600      3,769
     Applied Biosystems Group       69,000      5,796
     Cardinal Health                35,000      3,336
     Express Scripts, Cl A*         25,000      2,320
     Forest Laboratories*           40,000      2,678
     Laboratory of America
      Holdings*                     16,000      2,180
     Pfizer                         43,000      1,941
     Quest Diagnostics*             20,000      2,070
-------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS & MEDICAL DEVICES     24,090
-------------------------------------------------------------------------------


                                                                 (CONTINUED) 17

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                         SHARES       (000)
-------------------------------------------------------------------------------
   Retail -- 9.0%
     CVS                            78,700    $ 4,659
     Home Depot                     47,550      2,292
     Walgreen                       83,000      3,398
     Wal-Mart Stores                43,400      2,465
-------------------------------------------------------------------------------
   TOTAL RETAIL                                12,814
-------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 5.2%
     Analog Devices*                32,400      2,028
     Broadcom, Cl A*                14,700      1,616
     International Rectifier*       42,800      2,309
     Xilinx*                        27,000      1,458
-------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS            7,411
-------------------------------------------------------------------------------
   Software -- 5.2%
     Check Point Software
      Technologies*                 24,000      3,660
     Micromuse*                     28,000      2,263
     Openwave Systems*              21,000      1,454
-------------------------------------------------------------------------------
   TOTAL SOFTWARE                               7,377
-------------------------------------------------------------------------------
   Telephones & Telecommunications -- 1.1%
     General Motors, Cl H
     (Hughes Electronics)           57,000      1,595
-------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS        1,595
-------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $76,420)         118,111
-------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES -- 6.6%
     Biotech Holders Trust          17,700      2,695
     S&P 400 Mid-Cap Depository
     Receipt                        69,000      6,676
-------------------------------------------------------------------------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (COST $9,513)                             9,371
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
   DESCRIPTION                       (000)       (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 21.7%
   JP Morgan
     5.700%, dated 01/31/01,
     matures 02/01/01
     repurchase price
     $30,716,596 (collateralized
     by GNMA obligations: total
     market value $31,325,969)     $30,712   $ 30,712
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
    (COST $30,712)                             30,712
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 111.6%
    (COST $116,645)                           158,194
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (11.6)%
   Payable for Portfolio
   Shares Redeemed                            (10,449)
   Other Assets and Liabilities, Net           (6,027)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   8,721,556 outstanding shares of
   beneficial interest                         82,661
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   851,708 outstanding shares of
   beneficial interest                          8,124
Accumulated net investment loss                  (155)
Accumulated net realized gain
   on investments                               9,539
Net unrealized appreciation
   on investments                              41,549
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                $141,718
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS A                   $14.84
NET ASSET VALUE, OFFERING  AND REDEMPTION
  PRICE PER SHARE -- CLASS B                   $14.42
-------------------------------------------------------------------------------
* Non-Income Producing Security
ADR -- American Depository Receipt
Cl -- Class
GNMA -- Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

                                                          Logo [Graphic Omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

Pie Chart [Grapahic Omitted]
[Plot points follow]

Common Stocks             99.2%
Repurchase Agreement       0.8%

% of Total Portfolio Investments


-------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                         SHARES       (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%
   Aerospace & Defense -- 5.5%
     BF Goodrich                    35,000    $ 1,260
     General Dynamics               27,000      1,916
     Lockheed Martin                20,000        694
-------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                    3,870
-------------------------------------------------------------------------------
   Automotive -- 4.4%
     Genuine Parts                  50,000      1,268
     SPX                            10,000      1,003
     TRW                            22,000        800
-------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                             3,071
-------------------------------------------------------------------------------
   Banks -- 4.9%
     AmSouth Bancorporation         30,000        520
     Commerce Bancshares            20,000        819
     Compass Bancshares             30,000        688
     Peoples Bancorp                 2,500         42
     SunTrust Banks                 20,000      1,338
-------------------------------------------------------------------------------
   TOTAL BANKS                                  3,407
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-------------------------------------------------------------------------------
Beauty Products -- 0.8%
     Dial                           40,000     $  562
-------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                          562
-------------------------------------------------------------------------------
   Chemicals -- 3.1%
     E.I. du Pont de Nemours        20,000        874
     Lyondell Chemical              40,000        650
     Praxair                        15,000        665
-------------------------------------------------------------------------------
   TOTAL CHEMICALS                              2,189
-------------------------------------------------------------------------------
   Communications Equipment -- 3.1%
     ADC Telecommunications*        40,000        582
     Andrew*                        20,000        396
     Copper Mountain Networks*      50,000        384
     Harmonic*                      70,000        822
-------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT               2,184
-------------------------------------------------------------------------------
   Computers & Services -- 2.2%
     3Com*                          50,000        537
     Electronic Data Systems        10,000        557
     Novell*                        50,000        431
-------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                   1,525
-------------------------------------------------------------------------------
   Containers & Packaging -- 1.6%
     Crown Cork & Seal              90,000        761
     Sonoco Products                15,000        348
-------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                 1,109
-------------------------------------------------------------------------------
   Diversified Manufacturing -- 0.2%
     Griffon*                       15,000        101
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                101
-------------------------------------------------------------------------------
   Electronic Parts Distributor -- 1.6%
     Avnet                          40,000      1,100
-------------------------------------------------------------------------------
   TOTAL ELECTRONIC PARTS DISTRIBUTOR           1,100
-------------------------------------------------------------------------------
   Entertainment -- 1.3%
     Walt Disney                    30,000        914
-------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                            914
-------------------------------------------------------------------------------
   Financial Services -- 1.3%
     AG Edwards                     20,000        941
-------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                       941
-------------------------------------------------------------------------------



                                                                   (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                         SHARES       (000)
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 2.2%
     H.J. Heinz                     20,000     $  876
     Supervalu                      50,000        670
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               1,546
--------------------------------------------------------------------------------
   Forestry -- 1.6%
     Rayonier                       26,500      1,136
--------------------------------------------------------------------------------
   TOTAL FORESTRY                               1,136
--------------------------------------------------------------------------------
   Gas/Natural Gas -- 2.2%
     Williams                       40,000      1,565
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                        1,565
--------------------------------------------------------------------------------
   Insurance -- 4.9%
     Allstate                       20,000        778
     Erie Indemnity, Cl A           15,000        404
     Jefferson-Pilot                28,500      1,884
     Safeco                         15,000        375
--------------------------------------------------------------------------------
   TOTAL INSURANCE                              3,441
--------------------------------------------------------------------------------
   Machinery -- 7.4%
     Ingersoll-Rand                 30,000      1,329
     Lincoln Electric Holdings      60,000      1,106
     Parker Hannifin                30,000      1,314
     Timken                         42,000        687
     Worthington Industries         80,000        768
-------------------------------------------------------------------------------
   TOTAL MACHINERY                              5,204
-------------------------------------------------------------------------------
   Petroleum Refining -- 7.0%
     Burlington Resources           15,000        635
     Kerr-McGee                     30,000      1,940
     Murphy Oil                     10,000        579
     Ocean Energy                   30,000        522
     Texaco                         20,000      1,228
-------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                     4,904
-------------------------------------------------------------------------------
   Pharmaceuticals & Medical Devices -- 6.2%
     Arrow International            12,000        420
     Becton Dickinson               40,000      1,375
     McKesson HBOC                  32,000      1,045
     Mylan Laboratories             30,000        701
     Watson Pharmaceutical*         15,000        781
-------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS & MEDICAL DEVICES      4,322


-------------------------------------------------------------------------------
                                     VALUE
DESCRIPTION                          SHARES     (000)
-------------------------------------------------------------------------------

Photographic Equipment & Supplies -- 1.0%
     Eastman Kodak                  16,500     $  720
-------------------------------------------------------------------------------
   TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES        720
-------------------------------------------------------------------------------
   Printing & Publishing -- 8.9%
     American Greetings, Cl A       66,000        828
     Banta                          14,000        362
     Knight Ridder                  20,000      1,164
     McGraw-Hill                    30,000      1,916
     Media General, Cl A            15,000        750
     Tribune                        30,000      1,209
-------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                  6,229
-------------------------------------------------------------------------------
   Real Estate Investment Trusts -- 3.3%
     Boykin Lodging                 39,200        412
     Host Marriott                  60,000        805
     Sovran Self Storage            50,000      1,080
-------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS          2,297
-------------------------------------------------------------------------------
   Retail -- 2.1%
     Circuit City Stores            40,000        756
     Longs Drug Stores              30,000        736
-------------------------------------------------------------------------------
   TOTAL RETAIL                                 1,492
-------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 1.9%
     Advanced Micro Devices*        40,000        984
     Conexant Systems*              20,000        361
-------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS            1,345
-------------------------------------------------------------------------------
   Telephones & Telecommunications -- 8.7%
     Alltel                         10,000        592
     AT&T                           40,000        960
     Broadwing*                     40,000      1,123
     CenturyTel                     12,000        377
     Cox Communications, Cl A*      42,000      1,951
     Montana Power                  50,000      1,112
-------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS        6,115
-------------------------------------------------------------------------------
   Transportation -- 1.6%
     Norfolk Southern               70,000      1,143
-------------------------------------------------------------------------------
   TOTAL TRANSPORTATION                         1,143
-------------------------------------------------------------------------------

                                                         Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                 SHARES/FACE     VALUE
DESCRIPTION                       AMOUNT (000)   (000)
-------------------------------------------------------------------------------
   Utilities -- 10.4%
     Allegheny Energy               35,000    $ 1,597
     American States Water          40,000      1,256
     American Water Works           50,000      1,316
     Avista                         30,000        518
     DQE                            20,000        636
     NiSource                       30,000        807
     Southern                       40,000      1,167
-------------------------------------------------------------------------------
   TOTAL UTILITIES                              7,297
-------------------------------------------------------------------------------

   TOTAL COMMON STOCKS (COST $59,135)          69,729
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
   Morgan Stanley Dean Witter
     5.750%, dated 01/31/01,
     matures 02/01/01 repurchase
     price $558,359 (collateralized
     by U.S. Treasury Note: total
     market value $577,633)          $ 558        558
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $558)         558
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.2% (COST $59,693)   70,287
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.2)%
   OTHER ASSETS AND LIABILITIES, NET             (173)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
  authorization -- no par value) based on
  4,517,337 outstanding shares of
  beneficial interest                           48,130
Portfolio Shares of Class B (unlimited
  authorization -- no par value) based on
  399,010 outstanding shares of
  beneficial interest                           4,634
Undistributed net investment income                20
Accumulated net realized gain on investments    6,736
Net unrealized appreciation on investments     10,594
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $70,114
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS A                   $14.26
NET ASSET VALUE, OFFERING  AND REDEMPTION
  PRICE PER SHARE -- CLASS B                   $14.26
-------------------------------------------------------------------------------
* Non-Income Producing Security
Cl -- Class

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31, 2001

                                                     -------------------------------------------------------------------------------
                                                      PRIME OBLIGATIONS                    WEST VIRGINIA TAX-EXEMPT
                                                         PORTFOLIO                           INCOME PORTFOLIO
                                                     -------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income .................................     $5,372                              $  4,955
   Dividend income .................................         --                                    --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .........................      5,372                                 4,955
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator fees ..............................        166                                   170
   Investment advisory fees ........................        208                                   382
   Sub-advisory fees ...............................         62                                    --
   Custodian fees ..................................         13                                     7
   Professionalfees ................................         28                                    38
   Registration & filing fees ......................         11                                     8
   Printing fees ...................................         29                                    36
   Trustee fees ....................................          5                                     5
   Pricing fees ....................................         --                                    16
   Distribution fees (1) ...........................         17                                    23
   Transfer agent fees .............................         39                                    41
   Miscellaneous fees ..............................         --                                     4
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ..................................        578                                   730
   Less: investment advisory fee waived ............       (154)                                  (95)
------------------------------------------------------------------------------------------------------------------------------------
     Net Expenses ..................................        424                                   635
------------------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS) ..................      4,948                                 4,320
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments .........         --                                   159
   Net change in unrealized appreciation
     (depreciation) on investments .................         --                                 6,303
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     on Investments ...............................          --                                 6,462
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations ..............................      $4,948                               $10,782
====================================================================================================================================

(1) Distribution fees are only incurred on Class B shares.

Amounts designated as "--" are either $0 or have been rounded to $0.


     The accompanying notes are an integral part of the financial statements.

                                                         Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------

                                          ------------------------------------------------------------------------------------------
                                                    GOVERNMENT SECURITIES   CAPITAL APPRECIATION            EQUITY
                                                         PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                          ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income .................................      $2,955                 $  1,097                 $    211
   Dividend income .................................          --                      414                    1,669
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .........................       2,955                    1,511                    1,880
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator fees ..............................          87                      350                      137
   Investment advisory fees ........................         323                    1,664                      505
   Sub-advisory fees ...............................          --                       --                       --
   Custodian fees ..................................           1                        7                        5
   Professionalfees ................................          18                       29                       25
   Registration & filing fees ......................           4                        4                        4
   Printing fees ...................................          14                       34                       25
   Trustee fees ....................................           2                       10                        4
   Pricing fees ....................................           2                       --                       --
   Distribution fees (1) ...........................           4                       51                       14
   Transfer agent fees .............................          37                       56                       44
   Miscellaneous fees ..............................           5                       --                       12
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ..................................         497                    2,205                      775
   Less: investment advisory fee waived ............        (131)                    (368)                    (106)
------------------------------------------------------------------------------------------------------------------------------------
     Net Expenses ..................................         366                    1,837                      669
------------------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS) ..................       2,589                     (326)                   1,211
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments .........        (318)                  26,659                   10,322
   Net change in unrealized appreciation
     (depreciation) on investments .................       3,149                  (42,974)                  (5,515)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     on Investments ................................       2,831                  (16,315)                   4,807
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
   Resulting from Operations .......................      $5,420                 $(16,641)                 $ 6,018
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,

                                                        ---------------------------------------------------------------------------
                                                                            PRIME OBLIGATONS
                                                                                PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         2001                 2000
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ...........................                 $  4,948             $  3,790
   Net realized gain (loss) on investments .........                       --                   (1)
   Net change in unrealized appreciation
     (depreciation) on investments .................                       --                   --
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................                    4,948                3,789
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBTUIONS:
   Net investment income:
     Class A .......................................                   (4,555)              (3,422)
     Class B .......................................                     (393)                (368)
   Realized gains:
     Class A .......................................                       --                   --
     Class B .......................................                       --                   --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .............................                   (4,948)              (3,790)
-----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS:
  Class A:
     Proceeds from shares issued ...................                  316,220              203,697
     Reinvestment of cash distributions ............                       --                   --
     Cost of shares redeemed .......................                 (301,011)            (197,434)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS ......................                   15,209                6,263
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from shares issued ...................                  490,054              356,943
     Reinvestment of cash distributions ............                      162                  129
     Cost of shares redeemed .......................                 (502,585)            (347,403)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS ......................                  (12,369)               9,669
-----------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................                    2,840               15,932
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                              2,840               15,931
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year ...............................                   81,533               65,602
-----------------------------------------------------------------------------------------------------------------------------------
   End of year .....................................                $  84,373             $ 81,533
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Class A:
     Shares issued .................................                  316,220              203,697
     Shares issued in lieu of cash distributions ...                       --                   --
     Shares redeemed ...............................                $(301,011)            (197,434)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ................                   15,209                6,263
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued .................................                  490,054              356,943
     Shares issued in lieu of cash distributions ...                      162                  129
     Shares redeemed ...............................                 (502,585)            (347,403)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ................                  (12,369)               9,669
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS ........................                    2,840               15,932
===================================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

24

                                                         Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                         WEST VIRGINIA TAX-EXEMPT             GOVERNMENT SECURITIES
                                                            INCOME PORTFOLIO                        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                            2001            2000              2001            2000
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ...........................     $ 4,320        $  4,488           $ 2,589        $  2,874
   Net realized gain (loss) on investments .........         159             260              (318)             97
   Net change in unrealized appreciation
     (depreciation) on investments .................       6,303          (9,481)            3,149          (4,621)
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................      10,782          (4,733)            5,420          (1,650)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBTUIONS:
   Net investment income:
     Class A .......................................      (3,877)         (4,288)           (2,503)         (2,769)
     Class B .......................................        (443)           (537)              (89)           (109)
   Realized gains:
     Class A .......................................          --            (428)               --            (165)
     Class B .......................................          --             (60)               --              (7)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .............................      (4,320)         (5,313)           (2,592)         (3,050)
-----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS:
  Class A:
     Proceeds from shares issued ...................       2,903           4,501             3,156           7,960
     Reinvestment of cash distributions ............          --             428                --             165
     Cost of shares redeemed .......................      (8,058)        (11,580)           (8,314)        (11,909)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS ......................      (5,155)         (6,651)           (5,158)         (3,784)
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from shares issued ...................       1,111           3,863                74             348
     Reinvestment of cash distributions ............         160             322                63              86
     Cost of shares redeemed .......................      (1,520)         (3,694)             (485)           (580)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS ......................        (249)            491              (348)           (146)
-----------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................      (5,404)         (6,160)           (5,506)         (3,930)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,058         (16,206)           (2,678)         (8,630)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year ...............................      83,499          99,705            45,047          53,677
-----------------------------------------------------------------------------------------------------------------------------------
   End of year .....................................     $84,557        $ 83,499           $42,369        $ 45,047
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Class A:
     Shares issued .................................         305             459               334             822
     Shares issued in lieu of cash distributions ...          --              45                --              18
     Shares redeemed ...............................        (839)         (1,171)             (876)         (1,230)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ................        (534)           (667)             (542)           (390)
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued .................................         117             388                 8              36
     Shares issued in lieu of cash distributions ...          17              33                 7               9
     Shares redeemed ...............................        (160)           (388)              (52)            (60)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ................         (26)             33               (37)            (15)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS ........................        (560)           (634)             (579            (405)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,

                                                               --------------------------------------------------------------------
                                                                        CAPITAL APPRECIATION
                                                                              PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      2001                  2000
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ....................             $    (326)            $    (556)
   Net realized gain on investments ................                26,659                26,328
   Net change in unrealized appreciation
     (depreciation) on investments .................               (42,974)               14,583
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS ....................               (16,641)               40,355
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A .......................................                    --                    (1)
     Class B .......................................                    --                    --
   Realized gains:
     Class A .......................................               (27,341)              (14,145)
     Class B .......................................                (2,673)               (1,253)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .............................               (30,014)              (15,399)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued ...................                 6,686                 6,964
     Reinvestment of cash distributions ............                27,339                14,145
     Cost of shares redeemed .......................               (16,021)              (26,576)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS ......................                18,004                (5,467)
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from shares issued ...................               489,406               353,545
     Reinvestment of cash distributions ............                 2,368                 1,051
     Cost of shares redeemed .......................              (499,458)             (352,528)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS ......................                (7,684)                2,068
-----------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................                10,320                (3,399)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .........               (36,335)               21,557
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year ...............................               178,053               156,496
-----------------------------------------------------------------------------------------------------------------------------------
   End of year .....................................             $ 141,718             $ 178,053
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued .................................                   321                   376
     Shares issued in lieu of cash distributions ...                 1,801                   738
     Shares redeemed ...............................                  (828)               (1,436)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ................                 1,294                  (322)
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued .................................                23,671                19,258
     Shares issued in lieu of cash distributions ...                   160                    56
     Shares redeemed ...............................               (24,142)              (19,166)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ................                  (311)                  148
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS ........................                   983                  (174)
===================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


                                                               --------------------------------------------------------------------
                                                                           EQUITY INCOME
                                                                              PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      2001                  2000
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ....................               $ 1,211              $  1,110
   Net realized gain on investments ................                10,322                   942
   Net change in unrealized appreciation
     (depreciation) on investments .................                (5,515)                3,557
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS ....................                 6,018                 5,609
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A .......................................                (1,107)                 (994)
     Class B .......................................                   (84)                  (80)
   Realized gains:
     Class A .......................................                (3,485)               (1,211)
     Class B .......................................                  (307)                 (118)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .............................                (4,983)               (2,403)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued ...................                 4,687                17,500
     Reinvestment of cash distributions ............                 3,485                 1,211
     Cost of shares redeemed .......................                 7,573)              (10,798)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS ......................                   599                 7,913
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from shares issued ...................                   408                 1,397
     Reinvestment of cash distributions ............                   294                   145
     Cost of shares redeemed .......................                (1,050)               (2,134)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS ......................                  (348)                 (592)
-----------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................                   251                 7,321
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .........                 1,286                10,527
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year ...............................                68,828                58,301
-----------------------------------------------------------------------------------------------------------------------------------
   End of year .....................................               $70,114              $ 68,828
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued .................................                   335                 1,245
     Shares issued in lieu of cash distributions ...                   262                    84
     Shares redeemed ...............................                  (539)                 (745)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ................                    58                   584
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued .................................                    29                    97
     Shares issued in lieu of cash distributions ...                    22                    10
     Shares redeemed ...............................                   (75)                 (146)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ................                   (24)                  (39)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS ........................                    34                   545
===================================================================================================================================

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED JANUARY 31,




                                   NET ASSET                  NET REALIZED    DISTRIBUTIONS  DISTRIBUTIONS   NET ASSET
                                    VALUE,         NET       AND UNREALIZED     FROM NET        FROM          VALUE,
                                   BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT     REALIZED       END OF
                                   OF PERIOD      INCOME      ON INVESTMENTS      INCOME         GAINS        PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001                                $ 1.00         $0.06          $  --           $(0.06)     $   --         $ 1.00
2000                                  1.00          0.05             --            (0.05)         --           1.00
1999                                  1.00          0.05             --            (0.05)         --           1.00
1998                                  1.00          0.05             --            (0.05)         --           1.00
1997                                  1.00          0.05             --            (0.05)         --           1.00
CLASS B
2001                                $ 1.00         $0.06           $ --           $(0.06)     $   --         $ 1.00
2000                                  1.00          0.05             --            (0.05)         --           1.00
1999                                  1.00          0.05             --            (0.05)         --           1.00
1998                                  1.00          0.05             --            (0.05)         --           1.00
1997                                  1.00          0.05             --            (0.05)         --           1.00
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001                                $ 9.20         $0.49         $ 0.73           $(0.49)     $   --         $ 9.93
2000                                 10.27          0.48          (0.98)           (0.52)      (0.05)          9.20
1999                                 10.32          0.49           0.06            (0.49)      (0.11)         10.27
1998                                  9.95          0.50           0.42            (0.50)      (0.05)         10.32
1997                                 10.12          0.49          (0.17)           (0.49)         --           9.95
CLASS B
2001                                $ 9.18         $0.46         $ 0.74           $(0.46)     $   --         $ 9.92
2000                                 10.26          0.44          (0.98)           (0.49)      (0.05)          9.18
1999                                 10.32          0.47           0.05            (0.47)      (0.11)         10.26
1998                                  9.95          0.48           0.42            (0.48)      (0.05)         10.32
1997                                 10.11          0.47          (0.16)           (0.47)         --           9.95
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001                                $ 9.26         $0.57         $ 0.62           $(0.57)     $   --         $ 9.88
2000                                 10.18          0.57          (0.88)           (0.57)      (0.04)          9.26
1999                                 10.17          0.56           0.17            (0.56)      (0.16)         10.18
1998                                  9.76          0.57           0.42            (0.57)      (0.01)         10.17
1997                                 10.15          0.56          (0.39)           (0.56)         --           9.76
CLASS B
2001                                $ 9.26         $0.54         $ 0.63           $(0.54)     $   --         $ 9.89
2000                                 10.19          0.54          (0.89)           (0.54)      (0.04)          9.26
1999                                 10.18          0.54           0.17            (0.54)      (0.16)         10.19
1998                                  9.77          0.54           0.42            (0.54)      (0.01)         10.18
1997                                 10.15          0.53          (0.38)           (0.53)         --           9.77
-----------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                         Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------

                                                                                                  RATIO OF
                                                                                 RATIO OF      NET INVESTMENT
                                                                 RATIO OF       EXPENSES TO        INCOME
                                                 RATIO OF     NET INVESTMENT      AVERAGE        TO AVERAGE
                                NET ASSETS,     EXPENSES TO       INCOME        NET ASSETS       NET ASSETS       PORTFOLIO
                     TOTAL         END OF        AVERAGE        TO AVERAGE      (EXCLUDING       (EXCLUDING       TURNOVER
                     RETURN     PERIOD (000)    NET ASSETS      NET ASSETS        WAIVERS)         WAIVERS)          RATE
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001                 6.14%         $82,936          0.49%          5.97%            0.68%            5.78%            N/A
2000                 4.96           67,724          0.49           4.83             0.64             4.68             N/A
1999                 5.20           61,465          0.49           5.06             0.66             4.89             N/A
1998                 5.33           52,177          0.49           5.21             0.65             5.05             N/A
1997                 5.11           90,301          0.49           5.00             0.66             4.83             N/A
CLASS B
2001                 5.87%         $ 1,437          0.74%          5.83%            0.93%            5.64%            N/A
2000                 4.70           13,809          0.74           4.62             0.89             4.47             N/A
1999                 4.94            4,137          0.74           4.82             0.91             4.65             N/A
1998                 5.07            6,550          0.74           4.96             0.90             4.80             N/A
1997                 4.85            7,501          0.74           4.75             0.91             4.58             N/A
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001                13.57%         $75,323          0.72%          5.11%            0.83%            5.00%              7%
2000                (5.04)          74,709          0.72           4.90             0.77             4.85              10
1999                 5.47           90,228          0.72           4.77             0.79             4.70              14
1998                 9.55           85,043          0.75           5.00             0.80             4.96              17
1997                 3.35           92,619          0.75           5.01             0.85             4.91              26
CLASS B
2001                13.42%         $ 9,234          0.97%          4.86%            1.08%            4.75%              7%
2000                (5.39)           8,790          0.97           4.65             1.02             4.60              10
1999                 5.11            9,477          0.97           4.52             1.04             4.45              14
1998                 9.28            7,658          1.00           4.74             1.05             4.70              17
1997                 3.19            6,191          1.00           4.76             1.10             4.66              26
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001                13.21%         $40,882          0.83%          5.95%            1.13%            5.65%            160%
2000                (3.11)          43,315          0.83           5.89             1.11             5.61              10
1999                 7.39           51,614          0.83           5.54             1.11             5.26              11
1998                10.44           50,100          0.83           5.77             1.05             5.55              21
1997                 1.83           59,014          0.83           5.75             1.16             5.42              46
CLASS B
2001                13.04%         $ 1,487          1.08%          5.69%            1.38%            5.39%            160%
2000                (3.45)           1,732          1.08           5.64             1.36             5.36              10
1999                 7.12            2,063          1.08           5.28             1.36             5.00              11
1998                10.16            1,519          1.08           5.52             1.30             5.30              21
1997                 1.69            1,830          1.08           5.50             1.41             5.17              46
-----------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED JANUARY 31,


                                   NET ASSET                  NET REALIZED   DISTRIBUTIONS  DISTRIBUTIONS  NET ASSET
                                     VALUE,        NET       AND UNREALIZED     FROM NET       FROM          VALUE,
                                   BEGINNING    INVESTMENT    GAINS (LOSSES)   INVESTMENT    REALIZED        END OF
                                   OF PERIOD   INCOME (LOSS)  ON INVESTMENTS     INCOME        GAINS         PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001                                $20.78        $(0.04)        $(2.08)          $   --      $(3.82)        $14.84
2000                                 17.89         (0.06)          5.04               --       (2.09)         20.78
1999                                 14.05         (0.02)          5.52               --       (1.66)         17.89
1998                                 15.38          0.03           2.52            (0.01)      (3.87)         14.05
1997                                 13.31            --           2.86            (0.01)      (0.78)         15.38
CLASS B
2001                                $20.36        $(0.13)        $(1.99)          $   --      $(3.82)        $14.42
2000                                 17.61         (0.17)          5.01               --       (2.09)         20.36
1999                                 13.89         (0.01)          5.39               --       (1.66)         17.61
1998                                 15.28          0.02           2.46               --       (3.87)         13.89
1997                                 13.25         (0.03)          2.84               --       (0.78)         15.28
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001                                $14.10        $ 0.25         $ 0.95           $(0.25)     $(0.79)        $14.26
2000                                 13.44          0.23           0.93            (0.22)      (0.28)         14.10
1999                                 12.62          0.27           1.52            (0.27)      (0.70)         13.44
1998                                 11.23          0.27           1.78            (0.27)      (0.39)         12.62
1997 (1)                             10.00          0.16           1.23            (0.16)         --          11.23
CLASS B
2001                                $14.10        $ 0.22         $ 0.94           $(0.21)     $(0.79)        $14.26
2000                                 13.44          0.24           0.89            (0.19)      (0.28)         14.10
1999                                 12.62          0.22           1.54            (0.24)      (0.70)         13.44
1998                                 11.24          0.23           1.79            (0.25)      (0.39)         12.62
1997 (1)                             10.00          0.15           1.24            (0.15)         --          11.24
-----------------------------------------------------------------------------------------------------------------------------------

  + Returns are for the period indicated and have not been annualized.
(1) Commenced operations on August 2, 1996. All ratios for the period have been annualized.


    The accompanying notes are an integral part of the financial statements.

                                                         Logo [Graphic Omitted]
                                                             JANUARY 31, 2001
--------------------------------------------------------------------------------

                                                                                                   RATIO OF
                                                                                  RATIO OF      NET INVESTMENT
                                                                RATIO OF         EXPENSES TO    INCOME (LOSS)
                                                  RATIO OF    NET INVESTMENT       AVERAGE        TO AVERAGE
                                NET ASSETS,     EXPENSES TO    INCOME (LOSS)     NET ASSETS       NET ASSETS       PORTFOLIO
                    TOTAL          END OF         AVERAGE       TO AVERAGE       (EXCLUDING       (EXCLUDING       TURNOVER
                   RETURN       PERIOD (000)     NET ASSETS     NET ASSETS        WAIVERS)         WAIVERS)          RATE
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001               (10.61)%       $129,433          1.02%         (0.16)%           1.23%           (0.37)%            63%
2000                28.81          154,385          1.02          (0.34)            1.30            (0.62)             54
1999                42.72          138,624          1.02          (0.05)            1.28            (0.31)             74
1998                17.12          113,048          1.02           0.09             1.28            (0.17)            118
1997                22.06          118,873          1.02          (0.01)            1.28            (0.27)             90
CLASS B
2001               (10.84)%       $ 12,285          1.27%         (0.37)%           1.48%           (0.58)%            63%
2000                28.47           23,668          1.27          (0.59)            1.55            (0.87)             54
1999                42.34           17,872          1.27          (0.28)            1.53            (0.54)             74
1998                16.76            6,021          1.27          (0.16)            1.53            (0.42)            118
1997                21.81            4,482          1.27          (0.27)            1.53            (0.53)             90
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2001                 9.03%        $ 64,423          0.96%          1.79%            1.11%            1.64%             59%
2000                 8.49           62,863          0.96           1.63             1.07             1.52              15
1999                14.69           52,095          0.96           1.97             1.09             1.84              47
1998                18.44           48,076          1.11           2.26             1.15             2.22              68
1997 (1)            13.98+          41,580          1.20           3.27             1.25             3.22              10
CLASS B
2001                 8.76%         $ 5,691          1.21%          1.54%            1.36%            1.39%             59%
2000                 8.23            5,965          1.21           1.39             1.32             1.28              15
1999                14.43            6,206          1.21           1.72             1.34             1.59              47
1998                18.07            3,678          1.36           2.01             1.40             1.97              68
1997 (1)            13.98+           1,504          1.45           3.02             1.50             2.97              10
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. ORGANIZATION:

The Arbor Fund (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993, other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator"), on October 9, 1992. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's OVB Family of Funds. The OVB Family of Funds includes the Prime Obligations Portfolio (the "Money Market Portfolio"), Government Securities Portfolio, West Virginia Tax-Exempt Income Portfolio (the "Fixed Income Portfolios"), Capital Appreciation Portfolio and Equity Income Portfolio (the "Equity Portfolios"). The financial statements of the Portfolios are presented separately. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The Portfolios are registered to offer two classes of shares: Class A and Class B (see note 3).

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Portfolios.

SECURITY VALUATION--
Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available, of which there are none as of January 31, 2001, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost.
     Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

                                                         Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES--
It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME--
Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS--
The Portfolios, except the West Virginia Tax-Exempt Income Portfolio, invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

EXPENSES--
Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class B shares bears a class specific 12b-1 fee. Income, expenses and accumulated realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of relative net asset value each day.

DISTRIBUTIONS--
Distributions from net investment income for the Money Market and Fixed Income Portfolios are declared daily and paid to shareholders on a monthly basis. Distributions from net investment income for the Equity Portfolios are paid to shareholders in the form of quarterly dividends. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may

                                                                  (CONTINUED)

-------------------------------------------------------------------------------
differ from those amounts determined under accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatment in the timing of the recognition of gains or losses on investments.
     Permanent book and tax basis differences resulted in reclassifications as follows:

                                       ACCUMULATED
                        UNDISTRIBUTED   REALIZED
                         NET INCOME   CAPITAL GAINS
PORTFOLIO                   (000)         (000)
---------               ------------   ------------
Prime Obligations
  Portfolio                 $  1         $  (1)
Capital Appreciation
  Portfolio                  565          (565)

     Permanent book-tax differences are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the financial highlights.


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED--
On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolios does not expect any material impact on results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, AND DISTRIBUTION
   AGREEMENTS:

Prior to July 6, 2000, One Valley Bank, N.A. served as investment adviser to the Portfolios pursuant to an Investment Advisory Agreement. Due to the acquisition of One Valley Bank by Branch Banking & Trust Co. ("BB&T" or the "Adviser"), the Board of Trustees of the Trust approved an Interim Investment Advisory Agreement with BB&T on June 27, 2000, which became effective on July 6, 2000. On August 14, 2000, the Board of Trustees approved, and on November 30, 2000 the shareholders approved a new Investment Advisory Agreement with BB&T. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual

                                                        Logo [Graphic Omitted]
                                                              JANUARY 31, 2001
--------------------------------------------------------------------------------

rate based on the average daily net assets of each Portfolio as follows:

Prime Obligations Portfolio                   .25%
West Virginia Tax-Exempt
   Income Portfolio                           .45%
Government Securities Portfolio               .75%
Capital Appreciation Portfolio                .95%
Equity Income Portfolio                       .74%

     The Adviser has agreed to voluntarily waive a portion of its fee so that the total annual expenses of each Portfolio will not exceed the voluntary expense limitations adopted by the Adviser. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Adviser, exceed the specific limitations, the Adviser has agreed to bear such excess. Fee waivers by the Adviser are voluntary and may be terminated at any time.
     Wellington Management Company, LLP (the "Sub-Adviser") serves as the Investment Sub-Adviser to the Prime Obligations Portfolio. The Board of Trustees of the Trust approved an Interim Sub-Advisory Agreement on June 27, 2000 which became effective on July 6, 2000. On August 14, 2000, the Board of Trustees approved, and on November 30, 2000 the shareholders approved a new Sub-Advisory Agreement with the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser manages the Portfolio, selects investments, and places all orders for purchases and sales of the Portfolio's securities, subject to the general supervision of the Trustees of the Trust and the Adviser. For its services, the Sub-Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of .075% of the first $500 million of "managed assets" and .02% of "managed assets" in excess of $500 million. "Managed assets" are all of the Money Market Portfolio assets that the Sub-Adviser manages for the Trust, plus the assets of money market portfolios other than the Prime Obligations Portfolio. The fee paid by the Portfolio is based on its proportionate share of "managed assets."
     The Trust and the Administrator have entered into an Administration Agreement. Under terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each Portfolio. There is a minimum annual fee of $75,000 payable to the Administrator by each Portfolio. At its discretion, the Administrator may voluntarily choose not to invoke the $75,000 minimum annual fee. The Administrator also serves as the shareholder servicing agent for the Trust. Compensation for this service is paid under the Administration Agreement.
     DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a Transfer Agency Agreement with the Trust.


                                                                    (CONTINUED)

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement. The Class B shares of each Portfolio have a distribution plan (the "Class B Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Distribution Agreement and the Class B Plan, the Trust will pay a fee, at an annual rate of .25% of each Portfolio's average daily net assets attributable to Class B shares to the Distributor as compensation for its services.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust and a Trustee are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.
     The Government Securities Portfolio, Capital Appreciation Portfolio, and Equity Income Portfolio have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements. For this service, the Distributor received $10,554 for the year ended January 31, 2001.

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the year ended January 31, 2001 were as follows:
                         U.S. GOVERNMENT      OTHER INVESTMENT
                            SECURITIES           SECURITIES
                         ---------------      -----------------
                         PURCHASES SALES      PURCHASES   SALES
PORTFOLIO                  (000)   (000)        (000)     (000)
---------                  -----   -----        -----     -----
West Virginia
  Tax-Exempt Income
  Portfolio .........   $    --  $    --      $ 6,144  $ 14,495
Government
  Securities
  Portfolio .........    53,923   52,101       11,619    15,733
Capital Appreciation
  Portfolio .........        --       --       98,679   119,636
Equity Income
  Portfolio .........        --       --       38,357    40,534

At January 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at January 31, 2001, for each Fixed Income and Equity Portfolio is as follows:

                                                           NET
                                                        UNREALIZED
                      APPRECIATED     DEPRECIATED      APPRECIATION
                      SECURITIES      SECURITIES      (DEPRECIATION)
PORTFOLIO                (000)           (000)            (000)
---------             -----------     -----------     ------------
West Virginia
  Tax-Exempt
  Income
  Portfolio .........   $ 3,203         $(396)           $2,807
Government
  Securities
  Portfolio .........     1,348           (26)            1,322
Capital
  Appreciation
  Portfolio .........    44,277        (2,728)           41,549
Equity
  Income
  Portfolio .........    13,428        (2,834)           10,594

                                                         Logo [Graphic Omitted]
                                                              JANUARY 31, 2001
--------------------------------------------------------------------------------

     At January 31, 2001, the Prime Obligations Portfolio and the Government Securities Portfolio had $2,435 and $318,345, respectively, of capital loss carryovers for Federal income tax purposes which will expire in 2009.

6. CONCENTRATION OF CREDIT RISK:

     The West Virginia Tax-Exempt Income Portfolio invests in debt instruments of municipal issuers. Although this Portfolio monitors investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

7. SHAREHOLDER VOTING RESULTS:

     There was a special meeting of shareholders held on November 30, 2000, at which the shareholders of the Portfolios were asked to consider several proposals. The following were the results of the vote by proposal:

Proposal 1: To consider and act upon a proposal for approval of the New Advisory Agreement by and between the Arbor Fund, on behalf of the OVB Funds and Branch Banking & Trust Co.

PRIME OBLIGATIONS PORTFOLIO
            Shares Voted           % of Voted        % of Total
          --------------         ------------      ------------
   For        63,085,515               99.99%            73.22%
   Against           218                  --                --
   Abstain            --                  --                --
          --------------         ------------      ------------
              63,085,733              100.00%            73.22%

WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
            Shares Voted           % of Voted        % of Total
          --------------         ------------       -----------
   For         7,833,192               99.94%            87.84%
   Against         4,606                0.05              0.05
   Abstain            --                  --                --
          --------------         ------------       -----------
               7,837,798              100.00%            87.89%

GOVERNMENT SECURITIES PORTFOLIO
            Shares Voted           % of Voted        % of Total
          --------------         ------------      ------------
   For         4,273,739              100.00%            96.07%
   Against            --                  --                --
   Abstain            --                  --                --
          --------------         ------------      ------------
               4,273,739              100.00%            96.07%

CAPITAL APPRECIATION PORTFOLIO
            Shares Voted           % of Voted        % of Total
          --------------         ------------      ------------
   For         6,970,872               99.97%            88.04%
   Against            --                  --                --
   Abstain         1,851                0.02              0.02
          --------------         ------------      ------------
               6,972,723              100.00%            88.06%

EQUITY INCOME PORTFOLIO
            Shares Voted           % of Voted        % of Total
          --------------         ------------      ------------
   For         4,280,406               99.82%            89.31%
   Against            --                  --                --
   Abstain         7,439                0.17              0.15
          --------------         ------------      ------------
               4,287,845              100.00%            89.46%


Proposal 2: To consider and act upon a proposal for approval of the New Sub-Advisory Agreement by and between Branch Banking & Trust Co., Wellington Management Company, LLP, and the Arbor Fund, on behalf of the Prime Obligations Portfolio.
            Shares Voted           % of Voted        % of Total
          --------------         ------------      ------------
   For        63,085,515               99.99%            73.22%
   Against           218                  --                --
   Abstain            --                  --                --
          --------------         ------------      ------------
              63,085,733              100.00%            73.22%

8. SUBSEQUENT EVENT:

     On March 12, 2001, the Board of Trustees of the Arbor Fund approved an Agreement and Plan of Reorganization (the "Plan") between the Arbor Fund on behalf of the OVB Family of Funds, and BB&T Funds, Branch Banking and Trust Company's proprietary mutual fund family, subject to the satisfaction of certain conditions. The Plan requires approval by the shareholders of each OVB Portfolio, and will be submitted to shareholders for their consideration during the second quarter of 2001.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE ARBOR FUND

        In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the OVB Prime Obligations Portfolio, the OVB West Virginia Tax-Exempt Income Portfolio, the OVB Government Securities Portfolio, the OVB Capital Appreciation Portfolio and the OVB Equity Income Portfolio (constituting separately managed portfolios of The Arbor Fund, hereafter referred to as the "Trust") at January 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

        PricewaterhouseCoopers LLP
        Philadelphia, PA
        March 14, 2001

 NOTICE TO SHAREHOLDERS OF THE OVB FUNDS                 Logo [Graphic Omitted]
                                                               JANUARY 31, 2001
--------------------------------------------------------------------------------

UNAUDITED

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For the fiscal year ended January 31, 2001, each fund is designating long term capital gains, qualifying dividends, and exempt income with regard to distributions paid during the year as follows:

                                                         LONG TERM       ORDINARY      TAX EXEMPT
                                                       CAPITAL GAINS      INCOME         INCOME
                                                       DISTRIBUTIONS   DISTRIBUTIONS  DISTRIBUTIONS
PORTFOLIO                                               (TAX BASIS)     (TAX BASIS)    (TAX BASIS)
---------                                               -----------    -------------  -------------
Prime Obligations Portfolio.......................           --%          100.00%           --%
WestVirginia Tax-Exempt Income Portfolio..........         2.54             0.79         96.67
Government Securities Portfolio...................           --           100.00            --
Capital Appreciation Portfolio....................        94.74             5.26            --
Equity Income Portfolio...........................        75.94            24.06            --




                                                       QUALIFYING
PORTFOLIO                                              DIVIDENDS (1)
---------                                             -------------
Prime Obligations Portfolio.......................           --%
West Virginia Tax-Exempt Income Portfolio.........           --
Government Securities Portfolio...................         2.40
Capital Appreciation Portfolio....................       100.00
Equity Income Portfolio...........................       100.00

Please consult your tax adviser for proper treatment of this information.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

NOTES
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

THE OVB FUNDS
PORTFOLIOS OF THE ARBOR FUND
-------------------------------------------------------------------------------






INVESTMENT ADVISER:
Branch Banking &Trust Co.
434 Fayetteville Street
Raleigh, NC 27626

DISTRIBUTOR:
SEI Investments Distribution Co.
Oaks, PA 19456

SEI Investments Distribution Co., the Distributor of The OVB Funds, is not affiliated with Branch Banking &Trust Co. Branch Banking & Trust Co. serves as Investment Adviser for the OVB Funds.


This material must be preceded or accompanied by a current prospectus.

FOR MORE INFORMATION, CALL:

1-800-545-6331
                                                                OVB-F-004-08